AMERICAN CENTURY INVESTMENT TRUST

                              PROSPECTUS SUPPLEMENT
                               Prime Money Market

                        SUPPLEMENT DATED JANUARY 15, 1998
                          Prospectus dated July 1, 1997

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held on July 30, 1997, shareholders of the Fund approved, among other things, a new Management Agreement between the Fund with American Century Investment Management, Inc. This new Management Agreement became effective on August 1, 1997, and replaced the Fund's current investment advisory agreement with Benham Management Corporation, an affiliate of American Century Investment Management, Inc. At the meeting, shareholders of the Fund also ratified the selection of Coopers & Lybrand LLP as the independent auditors for the Fund's current fiscal year and approved the adoption of standardized investment limitations by amending or eliminating certain of the Fund's fundamental investment limitations. The changes resulting from the Special Meeting of Shareholders are reflected in this Prospectus Supplement and in the revised Statement of Additional Information of the Fund.

TRANSACTION AND OPERATING EXPENSE TABLE

The table and the text appearing on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

                                                              Prime Money Market
SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ..............................  none

Maximum Sales Load Imposed on Reinvested Dividends ...................  none

Deferred Sales Load ..................................................  none

Redemption Fee(1) ....................................................  none

Exchange Fee .........................................................  none

ANNUAL OPERATING EXPENSES(2)
(as a percentage of net assets)

Management Fees(3) ................................................... 0.50%

12b-1 Fees ...........................................................  none

Other Expenses(4) .................................................... 0.00%

Total Fund Operating Expenses ........................................ 0.50%

EXAMPLE:

You would pay the following expenses                        1 year      $ 6
on a $1,000 investment, assuming a                         3 years       19
5% annual return and redemption at                         5 years       34
the end of each time period:                              10 years       75


(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) American Century Investment Management, Inc. (the "Manager") has agreed to voluntarily limit expenses of the Fund, until May 31, 1998, to no more than 0.50% of its net assets. If this waiver was not in effect, the Management Fee and Total Expenses of the Fund are expected to be 0.60% and 0.60%, respectively.

(3) A portion of the management fee may be paid by the Manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Manager. See "Management - Transfer and Administrative Services," page 20.

(4) Other Expenses, which includes the fees and expenses (including legal counsel fees) of those trustees who are not "interested persons" as defined in the Investment Company Act, are expected to be less than 0.01 of 1% of average net assets for the current fiscal year.

  The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the Fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

  NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The Investor Class is currently the only class of shares offered by the Fund.

The following disclosure should be inserted as the second paragraph under the heading "American Century Investments" found on page 11 of the Prospectus.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.

The following disclosure is added on page 17 of the Prospectus, following the last paragraph under the heading "When Share Price is Determined."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The Fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the Fund's net asset value next determined after acceptance on the Fund's behalf by such intermediary.

The following disclosure replaces the first two paragraphs under the heading "Investment Management" found on page 19 of the Prospectus.

    The Fund is the sole series of the American Century Investment Trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the Fund, American Century Investment Management, Inc. serves as the investment manager of the Fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The Manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

The following disclosure replaces the last paragraph appearing before the subsection heading "Code of Ethics" found on page 19 of the Prospectus.

    The activities of the Manager are subject only to directions of the Fund's Board of Trustees. The Manager pays all the expenses of the Fund except brokerage, taxes, portfolio insurance, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the Fund, the Manager receives a monthly fee based on a percentage of the average net assets of the Fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the money market funds managed by the Manager (the "Investment Category Fee"). Second, a separate fee rate schedule is applied to the assets of all of the mutual funds managed by the Manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the Fund to the Manager. Currently, the Investment Category Fee for the Fund is an annual rate of 0.30% of the average net assets of the Fund. The Complex Fee is currently an annual rate of 0.30% of the average net assets of the Fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.

    On the first business day of each month, the Fund pays a management fee to the Manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the Fund by the aggregate average daily closing value of the Fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The following disclosure replaces the first two sentences under the heading "Transfer and Administrative Services" found on page 20 of the Prospectus.

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the Fund. It provides facilities, equipment and personnel to the Fund and is paid for such services by the Manager.

The following disclosure is added following the last paragraph under the heading "Transfer and Administrative Services" found on page 20 of the Prospectus.

    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the Fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

The following disclosure replaces the first sentence under the heading " Distribution of Fund Shares" found on page 21 of the Prospectus.

    The Fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 21 of the Prospectus.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the Fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to Fund accounts. All purchase orders must be accepted by the Distributor.

The subsection entitled "Expenses" found on page 21 of the Prospectus is deleted.


P.O. Box 419200                                        [american century logo]
Kansas City, Missouri                                          American
64141-6200                                                  Century(reg.sm)
1-800-345-2021 or 816-531-5575

SH-SPL-11273 9801

                        AMERICAN CENTURY INVESTMENT TRUST

                         BROKERAGE PROSPECTUS SUPPLEMENT
                               Prime Money Market

                        SUPPLEMENT DATED JANUARY 15, 1998
                          Prospectus dated July 1, 1997
                         (as revised December 15, 1997)


The following disclosure is added on page 12 of the Prospectus, following the last paragraph under the heading "When Share Price is Determined."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

The following disclosure replaces the first two paragraphs under the heading "Investment Management" found on page 14 of the Prospectus.

    The Fund is the sole series of the American Century Investment Trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the Fund, American Century Investment Management, Inc. serves as the investment manager of the Fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The Manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

The following disclosure is added on page 15 of the Prospectus, following the last paragraph under the heading "Transfer and Administrative Services."

    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

The  following   disclosure  replaces  the  first  sentence  under  the  heading
"Distribution of Fund Shares" found on page 15 of the Prospectus.

    The fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 15 of the Prospectus.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.



P.O. Box 419146                                        [american century logo]
Kansas City, Missouri                                          American
64141-6146                                                  Century(reg.sm)
1-888-345-2071 or 816-531-5575                                 Brokerage

BK-SPL-11424 9801